Other Income - Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Default credit insurance policy
Schedule Of Equity Method Investments [Line Items]
Cash exchanged due to early redelivery of vessel	$ 13,000
Claims payable to the charterer extinguishmed	1,871
Gain on contract termination	$ 14,871
Other expense | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income - taxes other than income taxes		$ 7,056	$ 9,018	$ 9,740